United of Omaha

Separate Account C

Financial Statements as of December 31, 2024, and for

each of the Periods Presented in the Years Ended

December 31, 2024 and 2023, and Report of

Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United of Omaha Life Insurance Company

Omaha, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts of United of Omaha Separate Account C (the “Account”) listed in Note 2 as of December 31, 2024; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 2 constituting the Account as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the United of Omaha Separate Account C	Financial Highlights

MFS – Income Series II SC	For the period May 23, 2023 to June 26, 2023 and for the period January 1, 2021 to December 20, 2021.

Pioneer – Real Estate Shares VCT	For the period January 1, 2023 to April 28, 2023 and the years ended December 31, 2022, 2021, and 2020.

Pioneer – Real Estate Shares VCT II	For the period January 1, 2023 to April 28, 2023 and the years ended December 31, 2022, 2021, and 2020.

DWS – Bond	For the period January 1, 2021 to October 28, 2021 and the year ended December 31, 2020.

DWS – Global Opportunities	For the period January 1, 2024 to June 17, 2024 and for the years ended December 31, 2023, 2022, 2021 and 2020.

DWS – Core Equity VIP	For the period January 1, 2024 to June 17, 2024 and for the years ended December 31, 2023, 2022, 2021 and 2020

DWS – International	For the period January 1, 2024 to June 17, 2024 and for the years ended December 31, 2023, 2022, 2021 and 2020

Morgan Stanley – VIF Core Plus Fixed Income	For the period January 1, 2023 to July 28, 2023 and for the years ended December 31, 2022, 2021, and 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska

April 3, 2025

We have served as the auditor of the Account since 1996.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2024

		Fair Value
	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
NET ASSETS
Investments:
Alger:
American Growth	$3,548,811	$5,111,610	$53,646	$5,165,256	57,913
American Small Capitalization	3,254,773	2,448,036	41,467	2,489,503	139,781
Federated:
Government Money Fund II	4,508,637	4,452,247	56,391	4,508,638	4,508,637
Fund for U.S. Government Securities II	1,347,642	1,154,909	592	1,155,501	127,398
Fidelity:
VIP Asset Manager	29,886	32,399	—	32,399	1,970
VIP Asset Manager: Growth	2,472,203	3,273,809	5,266	3,279,075	142,383
VIP Contrafund	7,350,280	11,518,741	109,384	11,628,125	200,693
VIP Contrafund SVC CL 2	60,808	98,802	—	98,802	1,780
VIP Equity Income	3,602,638	4,098,439	44,718	4,143,157	155,816
VIP Equity Income SVC CL 2	7,711	8,935	—	8,935	350
VIP Growth	170,259	230,862	—	230,862	2,381
VIP Index 500	3,242,988	8,538,917	149,024	8,687,941	15,255
VIP Index 500 SVC CL 2	176,267	343,916	—	343,916	613
VIP Mid Cap SVC CL 2	338,533	345,268	—	345,268	9,731
MFS:
Core Equity Portfolio	2,109,403	2,507,165	164,554	2,671,719	84,521
Core Equity Portfolio SC	204,174	229,208	—	229,208	7,396
Emerging Growth Series	5,604,531	8,552,270	101,639	8,653,909	118,045
High Yield Series	1,100,251	969,101	12,421	981,522	195,522
High Yield Series SC	12,903	11,345	—	11,345	2,292
Research Series	3,043,197	4,167,297	3,288	4,170,585	117,184
Income Series II	1,091,079	947,436	—	947,436	114,012
Pioneer:
Equity Income VCT	517,472	390,423	—	390,423	29,311
Fund VCT	156,420	180,269	—	180,269	9,589
Mid Cap Value VCT	3,695,137	3,062,849	70,596	3,133,445	273,903
Mid Cap Value VCT II	182,955	155,709	—	155,709	13,829
DWS:
International	1,500,666	1,426,841	4,231	1,431,072	193,388
Money Market	24,619	24,619	—	24,619	24,619
Small Cap Index VIP	342,249	362,096	—	362,096	24,938
T. Rowe Price
Equity Income	6,888,047	7,774,899	129,912	7,904,811	278,045
International Stock	3,409,643	3,400,691	133,110	3,533,801	236,217
Limited-Term Bond	1,503,603	1,400,554	47,291	1,447,845	308,709
All-Cap Opportunities Portfolio	3,847,342	4,746,108	94,544	4,840,652	126,256
Moderate Allocation	3,382,299	3,719,629	12,409	3,732,038	178,225
Morgan Stanley
VIF Emerging Markets Equity	395,928	382,014	11,362	393,376	28,651

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$—	$—	$9,511	$—	$166,690	$102,533
Expenses:
Mortality & expense risk	(52,021)	(44,500)	(25,633)	(23,482)	(38,119)	(22,968)
Administrative charges	(12,678)	(11,455)	(5,183)	(4,754)	(9,541)	(5,900)

Net investment income (expense)	(64,699)	(55,955)	(21,305)	(28,236)	119,030	73,665

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	220,856	(24,440)	(88,783)	(147,659)	—	—
Net realized gain distributions	—	—	—	—	—	—

Net realized gains (losses)	220,856	(24,440)	(88,783)	(147,659)	—	—

Change in unrealized appreciation (depreciation) during the year	1,491,938	1,250,276	280,549	508,515	—	—

Increase (decrease) in net assets from operations	1,648,095	1,169,881	170,461	332,620	119,030	73,665

Contract transactions:
Payments received from contract owners	80,822	98,897	42,942	3,698	144,717	36,067
Transfers between subaccounts (including fixed account), net	(83,126)	1,020	(2,739)	31,088	1,705,934	2,901,796
Transfers for contract benefits and terminations	(1,130,787)	(500,777)	(203,588)	(192,441)	(816,677)	(549,754)
Contract maintenance charges	(3,311)	(3,512)	(2,212)	(2,433)	(3,761)	(2,932)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(1,136,402)	(404,372)	(165,597)	(160,088)	1,030,213	2,385,177

Total increase (decrease) in net assets	511,693	765,509	4,864	172,532	1,149,243	2,458,842
Net assets at beginning of year	4,653,563	3,888,054	2,484,639	2,312,107	3,359,395	900,553

Net assets at end of year	$5,165,256	$4,653,563	$2,489,503	$2,484,639	$4,508,638	$3,359,395

Accumulation units:
Purchases	1,839	4,937	1,590	1,938	1,724,404	2,515,522
Withdrawals	(20,385)	(10,424)	(4,802)	(6,051)	(930,914)	(444,923)

Net increase (decrease) in units outstanding	(18,546)	(5,487)	(3,212)	(4,113)	793,490	2,070,599
Units outstanding at beginning of year	63,204	68,691	52,246	56,359	2,823,849	753,250

Units outstanding at end of year	44,658	63,204	49,034	52,246	3,617,339	2,823,849

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager		VIP Asset Manager: Growth
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$41,285	$37,142	$788	$706	$57,691	$56,378
Expenses:
Mortality & expense risk	(13,008)	(15,392)	(412)	(371)	(33,228)	(31,763)
Administrative charges	(2,744)	(3,194)	(49)	(44)	(6,739)	(6,434)

Net investment income (expense)	25,533	18,556	327	291	17,724	18,181

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(79,048)	(57,764)	149	(6)	92,584	67,632
Net realized gain distributions	—	—	205	316	38,409	—

Net realized gains (losses)	(79,048)	(57,764)	354	310	130,993	67,632

Change in unrealized appreciation (depreciation) during the year	40,532	77,425	1,505	2,610	145,920	357,142

Increase (decrease) in net assets from operations	(12,983)	38,217	2,186	3,211	294,637	442,955

Contract transactions:
Payments received from contract owners	14,641	37,671	—	—	39,196	60,911
Transfers between subaccounts (including fixed account), net	71,227	72,745	—	—	20,110	7,953
Transfers for contract benefits and terminations	(356,606)	(212,602)	(1,118)	(242)	(339,166)	(352,624)
Contract maintenance charges	(893)	(1,010)	—	(1)	(3,695)	(3,879)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(271,631)	(103,196)	(1,118)	(243)	(283,555)	(287,639)

Total increase (decrease) in net assets	(284,614)	(64,979)	1,068	2,968	11,082	155,316
Net assets at beginning of year	1,440,115	1,505,094	31,331	28,363	3,267,993	3,112,677

Net assets at end of year	$1,155,501	$1,440,115	$32,399	$31,331	$3,279,075	$3,267,993

Accumulation units:
Purchases	11,966	9,819	—	—	1,446	1,970
Withdrawals	(26,085)	(15,568)	(26)	(6)	(7,122)	(8,442)

Net increase (decrease) in units outstanding	(14,119)	(5,749)	(26)	(6)	(5,676)	(6,472)
Units outstanding at beginning of year	80,940	86,689	773	779	68,596	75,068

Units outstanding at end of year	66,821	80,940	747	773	62,920	68,596

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Fidelity (continued)
	VIP Contrafund		VIP Contrafund SVC CL 2		VIP Equity Income
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$20,695	$42,909	$31	$200	$72,795	$75,139
Expenses:
Mortality & expense risk	(112,723)	(90,863)	(1,198)	(963)	(43,234)	(40,907)
Administrative charges	(23,046)	(18,547)	(621)	(499)	(8,770)	(8,328)

Net investment income (expense)	(115,074)	(66,501)	(1,788)	(1,262)	20,791	25,904

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	501,810	326,394	4,661	1,712	108,940	40,786
Net realized gain distributions	1,312,895	315,114	11,612	2,821	239,235	112,786

Net realized gains (losses)	1,814,705	641,508	16,273	4,533	348,175	153,572

Change in unrealized appreciation (depreciation) during the year	1,308,434	1,931,010	10,001	17,174	191,029	177,750

Increase (decrease) in net assets from operations	3,008,065	2,506,017	24,486	20,445	559,995	357,226

Contract transactions:
Payments received from contract owners	38,496	39,370	—	—	7,892	70,834
Transfers between subaccounts (including fixed account), net	(94,594)	(35,361)	(2,878)	(1,684)	(45,426)	44,835
Transfers for contract benefits and terminations	(954,835)	(1,115,808)	(6,688)	(2,518)	(514,887)	(611,368)
Contract maintenance charges	(7,567)	(7,250)	(7)	(6)	(2,228)	(2,783)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(1,018,500)	(1,119,049)	(9,573)	(4,208)	(554,649)	(498,482)

Total increase (decrease) in net assets	1,989,565	1,386,968	14,913	16,237	5,346	(141,256)
Net assets at beginning of year	9,638,560	8,251,592	83,889	67,652	4,137,811	4,279,067

Net assets at end of year	$11,628,125	$9,638,560	$98,802	$83,889	$4,143,157	$4,137,811

Accumulation units:
Purchases	273	466	—	—	616	1,865
Withdrawals	(6,262)	(9,442)	(170)	(91)	(8,064)	(10,185)

Net increase (decrease) in units outstanding	(5,989)	(8,976)	(170)	(91)	(7,448)	(8,320)
Units outstanding at beginning of year	69,566	78,542	1,699	1,790	60,935	69,255

Units outstanding at end of year	63,577	69,566	1,529	1,699	53,487	60,935

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Fidelity (continued)
	VIP Equity Income SVC CL 2		VIP Growth		VIP Index 500
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$142	$182	$2	$224	$105,567	$102,470
Expenses:
Mortality & expense risk	(113)	(130)	(2,711)	(2,122)	(85,390)	(72,429)
Administrative charges	(58)	(66)	(323)	(253)	(18,533)	(15,565)

Net investment income (expense)	(29)	(14)	(3,032)	(2,151)	1,644	14,476

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	400	62	1,232	5,981	617,300	590,416
Net realized gain distributions	535	312	48,233	8,053	5,021	66,385

Net realized gains (losses)	935	374	49,465	14,034	622,321	656,801

Change in unrealized appreciation (depreciation) during the year	160	446	4,848	38,149	1,097,041	910,310

Increase (decrease) in net assets from operations	1,066	806	51,281	50,032	1,721,006	1,581,587

Contract transactions:
Payments received from contract owners	—	—	—	—	79,052	57,679
Transfers between subaccounts (including fixed account), net	215	284	—	(158)	65,331	16,836
Transfers for contract benefits and terminations	(3,203)	(1,200)	—	(18,811)	(642,147)	(933,500)
Contract maintenance charges	—	—	(33)	(49)	(5,833)	(5,476)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(2,988)	(916)	(33)	(19,018)	(503,597)	(864,461)

Total increase (decrease) in net assets	(1,922)	(110)	51,248	31,014	1,217,409	717,126
Net assets at beginning of year	10,857	10,967	179,614	148,600	7,470,532	6,753,406

Net assets at end of year	$8,935	$10,857	$230,862	$179,614	$8,687,941	$7,470,532

Accumulation units:
Purchases	6	12	—	—	5,680	2,440
Withdrawals	(117)	(45)	—	(149)	(12,252)	(16,231)

Net increase (decrease) in units outstanding	(111)	(33)	—	(149)	(6,572)	(13,791)
Units outstanding at beginning of year	408	441	1,333	1,482	111,457	125,248

Units outstanding at end of year	297	408	1,333	1,333	104,885	111,457

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Fidelity (continued)				MFS
	VIP Index 500 SVC CL 2		VIP Mid Cap SVC CL 2		Core Equity Portfolio
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$3,442	$3,412	$1,173	$1,106	$15,602	$13,231
Expenses:
Mortality & expense risk	(4,116)	(3,474)	(3,414)	(2,933)	(26,932)	(24,613)
Administrative charges	(1,731)	(1,505)	(761)	(666)	(6,030)	(5,481)

Net investment income (expense)	(2,405)	(1,567)	(3,002)	(2,493)	(17,360)	(16,863)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	27,094	86,799	2,199	(812)	93,511	14,837
Net realized gain distributions	204	2,725	45,244	8,252	113,536	118,013

Net realized gains (losses)	27,298	89,524	47,443	7,440	207,047	132,850

Change in unrealized appreciation (depreciation) during the year	38,884	(28,958)	3,498	31,814	262,590	363,348

Increase (decrease) in net assets from operations	63,777	58,999	47,939	36,761	452,277	479,335

Contract transactions:
Payments received from contract owners	180	105	—	—	61,436	51,648
Transfers between subaccounts (including fixed account), net	12,992	(12,427)	7,804	(715)	(55,956)	(87,397)
Transfers for contract benefits and terminations	(20,392)	(27,546)	(14,285)	(10,244)	(320,212)	(333,603)
Contract maintenance charges	(24)	46	(129)	(115)	(1,629)	(1,765)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(7,244)	(39,822)	(6,610)	(11,074)	(316,361)	(371,117)

Total increase (decrease) in net assets	56,533	19,177	41,329	25,687	135,916	108,218
Net assets at beginning of year	287,383	268,206	303,939	278,252	2,535,803	2,427,585

Net assets at end of year	$343,916	$287,383	$345,268	$303,939	$2,671,719	$2,535,803

Accumulation units:
Purchases	838	2,563	105	80	1,498	585
Withdrawals	(1,033)	(3,824)	(196)	(253)	(5,681)	(6,661)

Net increase (decrease) in units outstanding	(195)	(1,261)	(91)	(173)	(4,183)	(6,076)
Units outstanding at beginning of year	7,913	9,174	4,538	4,711	37,673	43,749

Units outstanding at end of year	7,718	7,913	4,447	4,538	33,490	37,673

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MFS (continued)
	Core Equity Portfolio SC		Emerging Growth Series		High Yield Series
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$916	$208	$—	$—	$59,106	$52,400
Expenses:
Mortality & expense risk	(2,429)	(818)	(82,929)	(65,333)	(9,534)	(9,243)
Administrative charges	(1,093)	(442)	(17,063)	(13,422)	(1,909)	(1,855)

Net investment income (expense)	(2,606)	(1,052)	(99,992)	(78,755)	47,663	41,302

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	16,524	449	288,397	201,576	(17,141)	(18,458)
Net realized gain distributions	10,194	3,137	640,077	497,660	—	—

Net realized gains (losses)	26,718	3,586	928,474	699,236	(17,141)	(18,458)

Change in unrealized appreciation (depreciation) during the year	17,097	9,691	1,226,670	1,292,090	20,566	74,517

Increase (decrease) in net assets from operations	41,209	12,225	2,055,152	1,912,571	51,088	97,361

Contract transactions:
Payments received from contract owners	121	119	370,787	55,026	57,489	527
Transfers between subaccounts (including fixed account), net	134,024	(3,705)	(153,907)	(124,543)	34,821	8,405
Transfers for contract benefits and terminations	(14,780)	(3,170)	(598,927)	(763,797)	(116,337)	(65,720)
Contract maintenance charges	(4)	(16)	(4,290)	(4,595)	(906)	(904)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	119,361	(6,772)	(386,337)	(837,909)	(24,933)	(57,692)

Total increase (decrease) in net assets	160,570	5,453	1,668,815	1,074,662	26,155	39,669
Net assets at beginning of year	68,638	63,185	6,985,094	5,910,432	955,367	915,698

Net assets at end of year	$229,208	$68,638	$8,653,909	$6,985,094	$981,522	$955,367

Accumulation units:
Purchases	13,592	7	2,581	317	3,023	1,048
Withdrawals	(9,437)	(269)	(5,497)	(9,073)	(3,863)	(2,992)

Net increase (decrease) in units outstanding	4,155	(262)	(2,916)	(8,756)	(840)	(1,944)
Units outstanding at beginning of year	2,367	2,629	63,552	72,308	29,786	31,730

Units outstanding at end of year	6,522	2,367	60,636	63,552	28,946	29,786

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MFS (continued)
	High Yield Series SC		Research Series		Income Series II
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$661	$587	$24,579	$18,261	$37,296	$33,674
Expenses:
Mortality & expense risk	(140)	(134)	(41,443)	(36,338)	(9,552)	(9,158)
Administrative charges	(42)	(39)	(8,556)	(7,506)	(1,994)	(1,920)

Net investment income (expense)	479	414	(25,420)	(25,583)	25,750	22,596

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(151)	(233)	129,520	70,245	(18,833)	(15,320)
Net realized gain distributions	—	—	236,328	192,991	—	—

Net realized gains (losses)	(151)	(233)	365,848	263,236	(18,833)	(15,320)

Change in unrealized appreciation (depreciation) during the year	190	905	312,396	459,466	12,237	49,457

Increase (decrease) in net assets from operations	518	1,086	652,824	697,119	19,154	56,733

Contract transactions:
Payments received from contract owners	—	—	29,630	30,024	15,774	2,816
Transfers between subaccounts
(including fixed account), net	350	364	(8,983)	(36,830)	55,523	45,468
Transfers for contract benefits and terminations	(785)	(899)	(350,582)	(336,417)	(90,934)	(72,089)
Contract maintenance charges	(5)	(5)	(2,592)	(2,956)	(965)	(1,060)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(440)	(540)	(332,527)	(346,179)	(20,602)	(24,865)

Total increase (decrease) in net assets	78	546	320,297	350,940	(1,448)	31,868
Net assets at beginning of year	11,267	10,721	3,850,288	3,499,348	948,884	917,016

Net assets at end of year	$11,345	$11,267	$4,170,585	$3,850,288	$947,436	$948,884

Accumulation units:
Purchases	16	19	1,044	442	4,065	1,969
Withdrawals	(34)	(43)	(4,931)	(5,176)	(4,940)	(3,101)

Net increase (decrease) in units outstanding	(18)	(24)	(3,887)	(4,734)	(875)	(1,132)
Units outstanding at beginning of year	527	551	48,548	53,282	40,923	42,055

Units outstanding at end of year	509	527	44,661	48,548	40,048	40,923

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MFS (continued)		Pioneer
	Income Series II SC		Equity Income VCT		Fund VCT
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$—	$—	$7,424	$5,876	$757	$894
Expenses:
Mortality & expense risk	—	(93)	(3,889)	(3,568)	(1,855)	(1,662)
Administrative charges	—	(70)	(826)	(758)	(312)	(270)

Net investment income (expense)	—	(163)	2,709	1,550	(1,410)	(1,038)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	—	577	(4,214)	(6,106)	2,005	(3,348)
Net realized gain distributions	—	—	69,437	26,830	8,567	6,804

Net realized gains (losses)	—	577	65,223	20,724	10,572	3,456

Change in unrealized appreciation (depreciation) during the year	—	—	(33,151)	(2,408)	23,600	35,547

Increase (decrease) in net assets from operations	—	414	34,781	19,866	32,762	37,965

Contract transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between subaccounts (including fixed account), net	—	(414)	1,369	6,371	3,945	(38)
Transfers for contract benefits and terminations	—	—	(9,200)	(12,788)	(15,320)	(33,315)
Contract maintenance charges	—	—	(332)	(317)	(207)	(166)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	—	(414)	(8,163)	(6,734)	(11,582)	(33,519)

Total increase (decrease) in net assets	—	—	26,618	13,132	21,180	4,446
Net assets at beginning of year	—	—	363,805	350,673	159,089	154,643

Net assets at end of year	$—	$—	$390,423	$363,805	$180,269	$159,089

Accumulation units:
Purchases	—	5,110	42	185	120	—
Withdrawals	—	(5,110)	(240)	(378)	(376)	(967)

Net increase (decrease) in units outstanding	—	—	(198)	(193)	(256)	(967)
Units outstanding at beginning of year	—	—	9,480	9,673	4,123	5,090

Units outstanding at end of year	—	—	9,282	9,480	3,867	4,123

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Pioneer (continued)
	Mid Cap Value VCT		Mid Cap Value VCT II		Real Estate Shares VCT
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$59,087	$56,993	$2,768	$2,821	$—	$5,085
Expenses:
Mortality & expense risk	(31,235)	(28,793)	(2,037)	(2,007)	—	(2,586)
Administrative charges	(6,581)	(6,037)	(1,032)	(1,013)	—	(530)

Net investment income (expense)	21,271	22,163	(301)	(199)	—	1,969

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(82,883)	(101,985)	(4,918)	(6,104)	—	(713,507)
Net realized gain distributions	181,357	331,116	9,667	18,988	—	45,627

Net realized gains (losses)	98,474	229,131	4,749	12,884	—	(667,880)

Change in unrealized appreciation (depreciation) during the year	164,069	53,832	8,820	2,984	—	653,720

Increase (decrease) in net assets from operations	283,814	305,126	13,268	15,669	—	(12,191)

Contract transactions:
Payments received from contract owners	177,440	18,799	120	120	—	300
Transfers between subaccounts (including fixed account), net	42,506	34,624	783	(242)	—	(790,806)
Transfers for contract benefits and terminations	(326,067)	(289,740)	(19,440)	(17,128)	—	(21,343)
Contract maintenance charges	(2,277)	(2,280)	(31)	(49)	—	(130)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(108,398)	(238,597)	(18,568)	(17,299)	—	(811,979)

Total increase (decrease) in net assets	175,416	66,529	(5,300)	(1,630)	—	(824,170)
Net assets at beginning of year	2,958,029	2,891,500	161,009	162,639	—	824,170

Net assets at end of year	$3,133,445	$2,958,029	$155,709	$161,009	$—	$—

Accumulation units:
Purchases	4,136	1,466	70	66	—	226
Withdrawals	(5,670)	(5,350)	(595)	(615)	—	(16,150)

Net increase (decrease) in units outstanding	(1,534)	(3,884)	(525)	(549)	—	(15,924)
Units outstanding at beginning of year	46,926	50,810	4,868	5,417	—	15,924

Units outstanding at end of year	45,392	46,926	4,343	4,868	—	—

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Pioneer (continued)		DWS
	Real Estate Shares VCT II		Global Opportunities		Core Equity VIP
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$—	$352	$6,565	$3,740	$7,336	$6,716
Expenses:
Mortality & expense risk	—	(298)	(2,742)	(6,039)	(6,069)	(11,800)
Administrative charges	—	(100)	(590)	(1,290)	(1,451)	(2,801)

Net investment income (expense)	—	(46)	3,233	(3,589)	(184)	(7,885)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	—	(64,078)	(118,683)	(25,449)	255,085	21,544
Net realized gain distributions	—	5,558	26,081	3,818	71,947	61,615

Net realized gains (losses)	—	(58,520)	(92,602)	(21,631)	327,032	83,159

Change in unrealized appreciation (depreciation) during the year	—	57,461	84,977	150,490	(174,773)	166,159

Increase (decrease) in net assets from operations	—	(1,105)	(4,392)	125,270	152,075	241,433

Contract transactions:
Payments received from contract owners	—	—	100	475	201	19,083
Transfers between subaccounts (including fixed account), net	—	(68,219)	(588,504)	(2,239)	(1,401,554)	68,334
Transfers for contract benefits and terminations	—	(2,536)	(1,427)	(105,398)	(21,177)	(83,622)
Contract maintenance charges	—	—	(151)	(794)	(880)	(1,201)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	—	(70,755)	(589,982)	(107,956)	(1,423,410)	2,594

Total increase (decrease) in net assets	—	(71,860)	(594,374)	17,314	(1,271,335)	244,027
Net assets at beginning of year	—	71,860	594,374	577,060	1,271,335	1,027,308

Net assets at end of year	$—	$—	$—	$$594,374	$—	$1,271,335

Accumulation units:
Purchases	—	5	34	61	5	14,862
Withdrawals	—	(1,963)	(12,743)	(2,410)	(28,468)	(13,974)

Net increase (decrease) in units outstanding	—	(1,958)	(12,709)	(2,349)	(28,463)	888
Units outstanding at beginning of year	—	1,958	12,709	15,058	28,463	27,575

Units outstanding at end of year	—	—	—	12,709	—	28,463

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	DWS (continued)
	International		International B		Money Market
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$48,635	$46,854	$107	$343	$1,189	$1,111
Expenses:
Mortality & expense risk	(14,872)	(14,363)	(21)	(108)	(313)	(302)
Administrative charges	(2,957)	(2,861)	—	(7)	(37)	(36)

Net investment income (expense)	30,806	29,630	86	228	839	773

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(6,514)	(21,552)	(547)	(1,794)	—	—
Net realized gain distributions	—	—	—	—	—	—

Net realized gains (losses)	(6,514)	(21,552)	(547)	(1,794)	—	—

Change in unrealized appreciation (depreciation) during the year	(4,844)	224,299	462	2,841	—	—

Increase (decrease) in net assets from operations	19,448	232,377	1	1,275	839	773

Contract transactions:
Payments received from contract owners	30,188	26,290	—	—	—	—
Transfers between subaccounts (including fixed account), net	45,258	(34,521)	(3,459)	(1)	—	—
Transfers for contract benefits and terminations	(155,998)	(124,300)	—	(8,431)	(577)	(213)
Contract maintenance charges	(1,719)	(1,756)	—	—	(6)	(8)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(82,271)	(134,287)	(3,459)	(8,432)	(583)	(221)

Total increase (decrease) in net assets	(62,823)	98,090	(3,458)	(7,157)	256	552
Net assets at beginning of year	1,493,895	1,395,805	3,458	10,615	24,363	23,811

Net assets at end of year	$1,431,072	$1,493,895	$—	$3,458	$24,619	$24,363

Accumulation units:
Purchases	5,286	1,724	—	—	—	—
Withdrawals	(9,294)	(8,920)	(272)	(728)	(448)	(177)

Net increase (decrease) in units outstanding	(4,008)	(7,196)	(272)	(728)	(448)	(177)
Units outstanding at beginning of year	73,710	80,906	272	1,000	19,146	19,323

Units outstanding at end of year	69,702	73,710	—	272	18,698	19,146

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	DWS (continued)		T. Rowe Price
	Small Cap Index VIP		Equity Income		International Stock
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$4,476	$3,872	$148,080	$167,526	$34,414	$34,645
Expenses:
Mortality & expense risk	(3,881)	(3,539)	(85,013)	(81,590)	(37,750)	(36,815)
Administrative charges	(937)	(851)	(18,141)	(17,356)	(8,247)	(8,055)

Net investment income (expense)	(342)	(518)	44,926	68,580	(11,583)	(10,225)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,133	(2,263)	276,797	115,481	49,616	(9,202)
Net realized gain distributions	10,490	8,301	518,196	337,670	89,054	—

Net realized gains (losses)	12,623	6,038	794,993	453,151	138,670	(9,202)

Change in unrealized appreciation (depreciation) during the year	23,811	44,289	(17,791)	117,418	(46,565)	524,902

Increase (decrease) in net assets from operations	36,092	49,809	822,128	639,149	80,522	505,475

Contract transactions:
Payments received from contract owners	—	—	61,982	71,082	119,556	115,969
Transfers between subaccounts (including fixed account), net	(4,116)	770	(5,137)	41,354	112,289	(69,360)
Transfers for contract benefits and terminations	(43,414)	(11,414)	(1,263,396)	(688,837)	(421,720)	(557,437)
Contract maintenance charges	(398)	(357)	(3,826)	(4,418)	(2,897)	(3,060)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(47,928)	(11,001)	(1,210,377)	(580,819)	(192,772)	(513,888)

Total increase (decrease) in net assets	(11,836)	38,808	(388,249)	58,330	(112,250)	(8,413)
Net assets at beginning of year	373,932	335,124	8,293,060	8,234,730	3,646,051	3,654,464

Net assets at end of year	$362,096	$373,932	$7,904,811	$8,293,060	$3,533,801	$3,646,051

Accumulation units:
Purchases	26	35	6,526	6,855	9,133	2,471
Withdrawals	(1,203)	(374)	(21,707)	(15,644)	(15,820)	(22,585)

Net increase (decrease) in units outstanding	(1,177)	(339)	(15,181)	(8,789)	(6,687)	(20,114)
Units outstanding at beginning of year	10,136	10,475	114,413	123,202	134,121	154,235

Units outstanding at end of year	8,959	10,136	99,232	114,413	127,434	134,121

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	T. Rowe Price (continued)
	Limited-Term Bond		All-Cap Opportunities Portfolio		Moderate Allocation
	2024	2023	2024	2023	2024	2023
Income:
Dividends	$61,970	$50,264	$3,437	$11,685	$86,492	$83,314
Expenses:
Mortality & expense risk	(15,055)	(15,415)	(52,274)	(50,093)	(38,575)	(36,363)
Administrative charges	(3,334)	(3,465)	(10,673)	(10,052)	(8,092)	(7,605)

Net investment income (expense)	43,581	31,384	(59,510)	(48,460)	39,825	39,346

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(9,243)	(21,635)	420,292	115,102	53,216	1,445
Net realized gain distributions	—	—	531,050	335,775	102,981	10,163

Net realized gains (losses)	(9,243)	(21,635)	951,342	450,877	156,197	11,608

Change in unrealized appreciation (depreciation) during the year	18,908	43,941	222,266	804,036	123,056	423,704

Increase (decrease) in net assets from operations	53,246	53,690	1,114,098	1,206,453	319,078	474,658

Contract transactions:
Payments received from contract owners	14,846	121,437	13,488	2,516	27,218	7,202
Transfers between subaccounts
(including fixed account), net	76,437	32,663	48,743	(91,168)	6,481	10,304
Transfers for contract benefits and terminations	(175,232)	(355,740)	(1,426,689)	(814,104)	(364,806)	(286,508)
Contract maintenance charges	(1,402)	(1,155)	(2,767)	(2,867)	(3,028)	(3,375)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(85,351)	(202,795)	(1,367,225)	(905,623)	(334,135)	(272,377)

Total increase (decrease) in net assets	(32,105)	(149,105)	(253,127)	300,830	(15,054)	202,284
Net assets at beginning of year	1,479,950	1,629,055	5,093,779	4,792,949	3,747,092	3,544,808

Net assets at end of year	$1,447,845	$1,479,950	$4,840,652	$5,093,779	$3,732,038	$3,747,092

Accumulation units:
Purchases	6,650	6,127	2,172	95	1,414	516
Withdrawals	(11,760)	(19,105)	(11,296)	(8,290)	(6,889)	(6,066)

Net increase (decrease) in units outstanding	(5,110)	(12,978)	(9,124)	(8,195)	(5,475)	(5,550)
Units outstanding at beginning of year	86,480	99,458	40,939	49,134	66,504	72,054

Units outstanding at end of year	81,370	86,480	31,815	40,939	61,029	66,504

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	Morgan Stanley
	VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2024	2023	2024	2023
Income:
Dividends	$5,777	$7,273	$—	$89,403
Expenses:
Mortality & expense risk	(4,392)	(4,491)	—	(12,607)
Administrative charges	(1,070)	(1,074)	—	(3,431)

Net investment income (expense)	315	1,708	—	73,365

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	7	(5,708)	—	(575,192)
Net realized gain distributions	—	7,873	—	—

Net realized gains (losses)	7	2,165	—	(575,192)

Change in unrealized appreciation (depreciation) during the year	27,239	40,084	—	540,970

Increase (decrease) in net assets from operations	27,561	43,957	—	39,143

Contract transactions:
Payments received from contract owners	48,483	5,809	—	26,227
Transfers between subaccounts (including fixed account), net	10,064	5,876	—	(2,022,010)
Transfers for contract benefits and terminations	(142,433)	(31,911)	—	(136,375)
Contract maintenance charges	(236)	(320)	—	(558)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(84,122)	(20,546)	—	(2,132,716)

Total increase (decrease) in net assets	(56,561)	23,411	—	(2,093,573)
Net assets at beginning of year	449,937	426,526	—	2,093,573

Net assets at end of year	$393,376	$449,937	$—	$—

Accumulation units:
Purchases	2,863	721	—	11,093
Withdrawals	(6,001)	(1,550)	—	(130,304)

Net increase (decrease) in units outstanding	(3,138)	(829)	—	(119,211)
Units outstanding at beginning of year	17,666	18,495	—	119,211

Units outstanding at end of year	14,528	17,666	—	—

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

1.	NATURE OF OPERATIONS

United of Omaha Separate Account C (the “Separate Account”) was established by United of Omaha Life Insurance Company (“United”) on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of United’s general account, in addition to those subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2024 or 2023 are:

Alger

Alger American Fund

Alger American LargeCap Growth Portfolio Class O (“American Growth”)

Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Fund II (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Equity-Income Portfolio Service Class 2 (“VIP Equity Income SVC CL 2”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap SVC CL 2”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Contrafund Portfolio Service Class 2 (“VIP Contrafund SVC CL 2”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

Fidelity VIP Index 500 Portfolio Service Class 2 (“VIP Index 500 SVC CL 2”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Core Equity Portfolio (“Core Equity Portfolio SC”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS High Yield Initial Class (“High Yield Series”)

MFS High Yield Service Class (“High Yield Series SC”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

MFS VIT II Income Service Class (“Income Series II SC”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Mid Cap Value VCT Portfolio Class II (“Mid Cap Value VCT II”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

Pioneer Real Estate Shares VCT Portfolio Class II (“Real Estate Shares VCT II”)

DWS

DWS Variable Series I

DWS CROCI International VIP Class A (“International”)

DWS Government Money Market VIP Class A (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price All-Cap Opportunities Portfolio (“All-Cap Opportunities Portfolio”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2024 or 2023:

Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 (“VIP Asset Manager: Growth SVC CL 2”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class II (“UIF Core Plus Fixed Income II”)

MFS Growth Series Portfolio Service Class (“Emerging Growth Series SC”)

DWS Bond VIP Class A (“Bond”)

Effective June 17, 2024, “DWS Global Opportunities VIP Class B” was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”). Effective June 17, 2024, “DWS Core Equity VIP - Class B” was no longer available for investment.

Assets were transferred to Government Money Fund II.

Effective June 17, 2024, “DWS CROCI International VIP Class B” was no longer available for investment. Assets were transferred to Government Money Fund II.

Effective April 28, 2023, “Pioneer Real Estate Shares VCT Portfolio - Class I” was no longer available for investment. Assets were transferred to Government Money Fund II.

Effective April 28, 2023, “Pioneer Real Estate Shares VCT Portfolio - Class II” was no longer available for investment. Assets were transferred to Government Money Fund II.

Effective July 28, 2023, “Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I” was no longer available for investment. Assets were transferred to Government Money Fund II.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in the absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of United, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2024, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -

Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and net gains and losses resulting from the timing of executed trades.

Segment Reporting - The Separate Account adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Separate Account’s adoption of the new standard impacted financial statement disclosures only and did not affect the subaccount’s financial position or results of operations. Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by United to support the liabilities of the applicable insurance contracts. The subaccounts haves identified the Chief Financial Officer of the sponsoring company as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies (included in this note). The measure of segment assets is reported on the statement of net assets as net assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant principle expenses and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023. All assets and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

Subsequent Events - Subsequent events have been evaluated through April 3, 2025, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charge:

United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	1.25%	Series V	1.00%
Ultra-Access	1.40%	Ultra-Rewards	1.25%
Ultra-Select	1.50%

These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	0.15%
Series V	0.20%
Ultra-Rewards and Ultra-Select	0.15%	(0% for accumulation value of $100,000 or more)
Ultra-Access	0.20%

The daily administrative expense charges for Ultra-Rewards and Ultra-Select products are reflected in the Statement of Operations and Changes in Net Assets within the “Mortality & expense risk” financial statement line item aggregated with the mortality and expense risk charges for those products. For the remaining products, the daily administrative expense charges are broken out separately in the Statement of Operations and Changes in Net Assets within the “Administrative charges” financial statement line item.

These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the contract owner an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of 0.30% of the accumulation value is deducted from each contract with this feature. For Series V, a daily charge equivalent to an annual rate of 0.35% of the accumulation value is deducted from each contract issued prior to May 1, 2003. A daily charge equal to an annual rate of 0.30% of accumulation value is deducted from each contract issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V contracts issued prior to May 1, 1998 are assessed a daily charge of 0.35% of the accumulation value through a reduction of unit value for each contract with this feature.

Enhanced Credit Rider - Ultra-Rewards contract owners can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each contract for this charge for the first eight contract years. These charges are assessed through the reduction of unit values.

Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards contract owners can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Return Benefits Charge - Series V, Ultra-Select and Ultra-Access contract owners can elect the returns benefit rider. An annual charge is calculated and assessed on the contract anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Contract Maintenance Charges:

Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units.

Transfer fees - A transfer fee of $10 ($20 for Ultra Select contract owners) may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the date of the transfer as a redemption of units.

Contract Fee - There is an annual contract fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. United guarantees the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2024, were as follows:

	Purchases	Sales
Alger
American Growth	$128,936	$1,330,037
American Small Capitalization	72,796	269,209

Federated
Government Money Fund II	2,153,718	1,171,165
Fund for U.S. Government Securities II	178,009	465,392

Fidelity
VIP Asset Manager	—	1,579
VIP Asset Manager: Growth	69,582	393,104
VIP Contrafund	41,142	1,195,411
VIP Contrafund SVC CL 2	—	11,392
VIP Equity Income	43,722	650,375
VIP Equity Income SVC CL 2	202	3,361
VIP Growth	—	3,067
VIP Index 500	393,855	1,001,375
VIP Index 500 SVC CL 2	33,963	47,054
VIP Mid Cap SVC CL 2	7,748	18,533

MFS
Core Equity Portfolio	121,368	470,691
Core Equity Portfolio SC	432,824	316,985
Emerging Growth Series	346,405	832,734
High Yield Series	96,752	133,128
High Yield Series SC	350	972
Research Series	90,616	473,142
Income Series II	91,610	123,758

Pioneer
Equity Income VCT	1,556	14,434
Fund VCT	4,966	18,715
Mid Cap Value VCT	270,192	416,406
Mid Cap Value VCT II	2,174	23,811

DWS
Global Opportunities	1,470	594,784
Core Equity VIP	122	1,431,052
International	105,262	205,362
International B	—	3,480
Money Market	—	933
Small Cap Index VIP	906	53,652

T. Rowe Price
Equity Income	287,731	1,601,262
International Stock	253,305	492,074
Limited-Term Bond	113,007	216,747
All-Cap Opportunities Portfolio	216,874	1,647,046
Moderate Allocation	82,953	463,755

Morgan Stanley
VIF Emerging Markets Equity	79,641	169,225

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

United has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”), whose affiliate Zinnia Corporate Holdings, LLC (“Zinnia”) performs adminstrative functions on behalf of United with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

United has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger
American Growth - 2024	44,658	$41.48	to	$127.76	$5,165,256	0.00%	1.20	% to	2.20%	40.14	% to	41.16%
American Growth - 2023	63,204	29.60	to	90.51	4,653,563	0.00%	1.20	% to	2.20%	30.17	% to	31.10%
American Growth - 2022	68,691	22.74	to	69.04	3,888,054	0.00%	1.20	% to	2.20%	-39.81	% to	-39.39%
American Growth - 2021	69,849	37.78	to	113.91	6,603,038	0.00%	1.20	% to	2.20%	9.73	% to	10.50%
American Growth - 2020	79,130	34.43	to	103.09	6,857,953	0.17%	1.20	% to	2.20%	65.02	% to	73.36%

American Small Capitalization - 2024	49,034	30.66	to	51.49	2,489,503	0.38%	1.20	% to	2.20%	6.46	% to	6.83%
American Small Capitalization - 2023	52,246	28.80	to	48.20	2,484,639	0.00%	1.20	% to	2.20%	14.70	% to	15.09%
American Small Capitalization - 2022	56,359	25.11	to	41.88	2,312,107	0.00%	1.20	% to	2.20%	-38.98	% to	-38.75%
American Small Capitalization - 2021	57,363	41.15	to	68.38	3,853,635	0.00%	1.20	% to	2.20%	-7.51	% to	-7.18%
American Small Capitalization - 2020	63,286	44.49	to	73.67	4,588,563	0.97%	1.20	% to	2.20%	41.32	% to	64.59%

Federated
Government Money Fund II - 2024	3,617,339	0.82	to	1.31	4,508,638	4.24%	1.20	% to	2.20%	2.50	% to	3.97%
Government Money Fund II - 2023	2,823,849	0.80	to	1.26	3,359,395	4.81%	1.20	% to	2.20%	-1.23	% to	3.28%
Government Money Fund II - 2022	753,250	0.81	to	1.22	900,553	1.55%	1.20	% to	2.20%	-1.22	% to	0.00%
Government Money Fund II - 2021	546,462	0.82	to	1.22	628,691	0.00%	1.20	% to	2.20%	-2.38	% to	-1.61%
Government Money Fund II - 2020	551,916	0.84	to	1.24	642,751	0.20%	1.20	% to	2.20%	-0.80	% to	1.20%

Fund for U.S. Government Securities II - 2024	66,821	11.25	to	18.85	1,155,501	3.18%	1.20	% to	2.20%	-1.49	% to	-0.63%
Fund for U.S. Government Securities II - 2023	80,940	11.42	to	18.97	1,440,115	2.52%	1.20	% to	2.20%	2.15	% to	2.93%
Fund for U.S. Government Securities II -2022	86,689	11.18	to	18.43	1,505,094	1.87%	1.20	% to	2.20%	-14.33	% to	-13.60%
Fund for U.S. Government Securities II - 2021	94,012	13.05	to	21.33	1,897,507	2.05%	1.20	% to	2.20%	-4.04	% to	-3.22%
Fund for U.S. Government Securities II - 2020	97,545	13.60	to	22.04	2,043,436	2.42%	1.20	% to	2.20%	3.96	% to	6.00%

Fidelity
VIP Asset Manager -2024	747	43.39	to	43.39	32,399	2.47%	1.40	% to	1.40%	6.98	% to	6.98%
VIP Asset Manager - 2023	773	40.56	to	40.56	31,331	2.37%	1.40	% to	1.40%	11.37	% to	11.37%
VIP Asset Manager - 2022	779	36.42	to	36.42	28,363	2.00%	1.40	% to	1.40%	-16.12	% to	-16.12%
VIP Asset Manager - 2021	788	43.42	to	43.42	34,231	1.65%	1.40	% to	1.40%	8.39	% to	8.39%
VIP Asset Manager - 2020	798	40.06	to	40.06	31,967	1.45%	1.40	% to	1.40%	13.26	% to	13.26%

VIP Asset Manager: Growth - 2024	62,920	26.49	to	52.67	3,279,075	1.76%	1.20	% to	1.60%	9.10	% to	9.46%
VIP Asset Manager: Growth - 2023	68,596	24.28	to	48.12	3,267,993	1.77%	1.20	% to	1.60%	14.58	% to	14.98%
VIP Asset Manager: Growth - 2022	75,068	21.19	to	41.85	3,112,677	1.68%	1.20	% to	1.60%	-18.15	% to	-17.88%
VIP Asset Manager: Growth - 2021	81,434	25.89	to	50.96	4,108,316	1.39%	1.20	% to	1.60%	12.18	% to	12.59%
VIP Asset Manager: Growth - 2020	89,757	23.08	to	45.26	4,021,321	1.09%	1.20	% to	1.60%	15.46	% to	15.87%

VIP Contrafund - 2024	63,577	86.37	to	186.26	11,628,125	0.19%	1.20	% to	1.60%	31.70	% to	32.18%
VIP Contrafund - 2023	69,566	65.58	to	140.91	9,638,560	0.48%	1.20	% to	1.60%	31.40	% to	31.85%
VIP Contrafund - 2022	78,542	49.91	to	106.87	8,251,592	0.45%	1.20	% to	1.60%	-27.45	% to	-27.20%
VIP Contrafund - 2021	85,745	68.79	to	146.79	12,329,363	0.06%	1.20	% to	1.60%	25.85	% to	26.30%
VIP Contrafund - 2020	95,843	54.66	to	116.22	10,919,583	0.24%	1.20	% to	1.60%	28.55	% to	29.00%

VIP Contrafund SVC CL 2 - 2024	1,529	64.62	to	64.62	98,802	0.03%	1.25	% to	2.20%	30.89	% to	30.89%
VIP Contrafund SVC CL 2 - 2023	1,699	49.37	to	49.37	83,889	0.26%	1.25	% to	2.20%	30.61	% to	30.61%
VIP Contrafund SVC CL 2 - 2022	1,790	37.80	to	37.80	67,652	0.24%	1.25	% to	2.20%	-27.88	% to	-27.88%
VIP Contrafund SVC CL 2 - 2021	1,798	52.41	to	52.41	94,221	0.02%	1.25	% to	2.20%	21.46	% to	25.11%
VIP Contrafund SVC CL 2 - 2020	2,654	41.89	to	43.15	112,230	0.07%	1.25	% to	2.20%	9.16	% to	35.13%

VIP Equity Income - 2024	53,487	38.48	to	78.28	4,143,157	1.76%	1.20	% to	1.60%	13.54	% to	13.94%
VIP Equity Income - 2023	60,935	33.89	to	68.70	4,137,811	1.79%	1.20	% to	1.60%	8.97	% to	9.33%
VIP Equity Income - 2022	69,255	31.10	to	62.84	4,279,067	1.79%	1.20	% to	1.60%	-6.44	% to	-6.08%
VIP Equity Income - 2021	77,474	33.24	to	66.91	5,097,068	1.91%	1.20	% to	1.60%	22.97	% to	23.38%
VIP Equity Income - 2020	85,873	27.03	to	54.23	4,568,557	1.63%	1.20	% to	1.60%	5.05	% to	5.42%

VIP Equity Income SVC CL 2 -2024	297	30.08	to	30.08	8,935	1.43%	1.25	% to	2.20%	12.87	% to	12.87%
VIP Equity Income SVC CL 2 -2023	408	26.65	to	26.65	10,857	1.67%	1.25	% to	2.20%	8.29	% to	-2.81%
VIP Equity Income SVC CL 2 -2022	441	24.61	to	27.42	10,967	1.61%	1.25	% to	2.20%	-7.03	% to	-6.58%
VIP Equity Income SVC CL 2 -2021	484	26.47	to	29.35	12,942	0.90%	1.25	% to	2.20%	22.26	% to	22.85%
VIP Equity Income SVC CL 2 -2020	1,451	21.65	to	23.89	32,143	1.46%	1.25	% to	2.20%	-18.66	% to	10.46%

VIP Growth - 2024	1,333	173.23	to	173.23	230,862	0.00%	1.40	% to	1.40%	28.56	% to	28.56%
VIP Growth - 2023	1,333	134.75	to	134.75	179,614	0.14%	1.40	% to	1.40%	34.33	% to	34.33%
VIP Growth - 2022	1,482	100.31	to	100.31	148,600	0.58%	1.40	% to	1.40%	-25.51	% to	-25.51%
VIP Growth - 2021	1,549	134.66	to	134.66	208,567	0.00%	1.40	% to	1.40%	21.49	% to	21.49%
VIP Growth - 2020	1,616	110.84	to	110.84	179,147	0.07%	1.40	% to	1.40%	41.88	% to	41.88%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Fidelity (cont’d)
VIP Index 500 - 2024	104,885	$54.87	to	$142.99	$8,687,941	1.31%	1.20	% to	1.60%	22.97	% to	23.14%
VIP Index 500 - 2023	111,457	44.62	to	116.12	7,470,532	1.44%	1.20	% to	1.60%	24.26	% to	24.43%
VIP Index 500 - 2022	125,248	35.91	to	93.32	6,753,406	1.36%	1.20	% to	1.60%	-19.48	% to	-19.35%
VIP Index 500 - 2021	138,511	44.60	to	115.71	9,229,635	1.24%	1.20	% to	1.60%	26.60	% to	26.78%
VIP Index 500 - 2020	155,889	35.23	to	91.27	8,150,744	1.60%	1.20	% to	1.60%	16.42	% to	16.58%

VIP Index 500 SVC CL 2 - 2024	7,718	40.26	to	48.67	343,916	1.09%	1.25	% to	2.20%	21.85	% to	22.84%
VIP Index 500 SVC CL 2 - 2023	7,913	33.04	to	39.62	287,383	1.23%	1.25	% to	2.20%	23.10	% to	24.12%
VIP Index 500 SVC CL 2 - 2022	9,174	26.84	to	31.92	268,206	1.14%	1.25	% to	2.20%	-20.19	% to	-19.56%
VIP Index 500 SVC CL 2 - 2021	9,342	33.63	to	39.68	341,083	1.02%	1.25	% to	2.20%	25.44	% to	26.45%
VIP Index 500 SVC CL 2 - 2020	11,492	26.81	to	31.38	330,481	1.43%	1.25	% to	2.20%	-14.77	% to	15.36%

VIP Mid Cap SVC CL 2 - 2024	4,447	67.10	to	78.18	345,268	0.36%	1.20	% to	2.20%	14.94	% to	15.75%
VIP Mid Cap SVC CL 2 - 2023	4,538	58.38	to	67.54	303,939	0.38%	1.20	% to	2.20%	12.64	% to	13.44%
VIP Mid Cap SVC CL 2 - 2022	4,711	51.83	to	59.54	278,252	0.25%	1.20	% to	2.20%	-16.58	% to	-15.99%
VIP Mid Cap SVC CL 2 - 2021	4,901	62.13	to	70.87	344,718	0.37%	1.20	% to	2.20%	22.96	% to	23.81%
VIP Mid Cap SVC CL 2 - 2020	4,803	50.53	to	57.24	272,688	0.34%	1.20	% to	2.20%	5.45	% to	20.83%

MFS
Core Equity Portfolio -2024	33,490	51.63	to	84.09	2,671,719	0.60%	1.20	% to	1.60%	18.23	% to	18.65%
Core Equity Portfolio - 2023	37,673	43.67	to	70.87	2,535,803	0.53%	1.20	% to	1.60%	21.24	% to	21.69%
Core Equity Portfolio - 2022	43,749	36.02	to	58.24	2,427,585	0.29%	1.20	% to	1.60%	-18.54	% to	-18.26%
Core Equity Portfolio - 2021	49,918	44.22	to	71.25	3,404,325	0.42%	1.20	% to	1.60%	23.38	% to	23.81%
Core Equity Portfolio - 2020	57,139	35.84	to	57.55	3,136,281	0.66%	1.20	% to	1.60%	16.86	% to	17.28%

Core Equity Portfolio SC -2024	6,522	31.98	to	37.32	229,208	0.62%	1.25	% to	2.20%	17.23	% to	14.06%
Core Equity Portfolio SC -2023	2,367	27.28	to	32.72	68,638	0.32%	1.25	% to	2.20%	20.12	% to	21.10%
Core Equity Portfolio SC - 2022	2,629	22.71	to	27.02	63,185	0.08%	1.25	% to	2.20%	-19.30	% to	-18.64%
Core Equity Portfolio SC - 2021	2,617	28.14	to	33.21	77,908	0.23%	1.25	% to	2.20%	22.29	% to	23.32%
Core Equity Portfolio SC - 2020	4,142	23.01	to	26.93	99,470	0.45%	1.25	% to	2.20%	-31.32	% to	15.80%

Emerging Growth Series - 2024	60,636	69.06	to	146.39	8,653,909	0.00%	1.20	% to	1.60%	29.42	% to	29.88%
Emerging Growth Series - 2023	63,552	53.36	to	112.71	6,985,094	0.00%	1.20	% to	1.60%	33.77	% to	34.24%
Emerging Growth Series - 2022	72,308	39.89	to	83.96	5,910,432	0.00%	1.20	% to	1.60%	-32.69	% to	-32.45%
Emerging Growth Series - 2021	78,318	59.26	to	124.30	9,496,640	0.00%	1.20	% to	1.60%	21.61	% to	22.05%
Emerging Growth Series - 2020	89,047	48.73	to	101.84	8,817,185	0.00%	1.20	% to	1.60%	29.81	% to	30.28%

High Yield Series - 2024	28,946	22.96	to	33.95	981,522	6.10%	1.20	% to	1.60%	5.27	% to	5.63%
High Yield Series - 2023	29,786	21.81	to	32.14	955,367	5.60%	1.20	% to	1.60%	10.65	% to	11.06%
High Yield Series - 2022	31,730	19.71	to	28.94	915,698	5.26%	1.20	% to	1.60%	-11.89	% to	-11.58%
High Yield Series - 2021	35,324	22.37	to	32.73	1,153,364	4.56%	1.20	% to	1.60%	1.91	% to	2.25%
High Yield Series - 2020	37,434	21.95	to	32.01	1,194,581	5.17%	1.20	% to	1.60%	3.83	% to	3.93%

High Yield Series SC - 2024	509	21.02	to	23.66	11,345	5.85%	1.25	% to	2.20%	4.47	% to	5.02%
High Yield Series SC - 2023	527	20.12	to	22.53	11,267	5.34%	1.25	% to	2.20%	10.37	% to	10.93%
High Yield Series SC - 2022	551	18.23	to	20.31	10,721	5.16%	1.25	% to	2.20%	-12.44	% to	-12.04%
High Yield Series SC - 2021	609	20.82	to	23.09	13,518	4.42%	1.25	% to	2.20%	1.12	% to	1.63%
High Yield Series SC - 2020	684	20.59	to	22.72	14,952	5.08%	1.25	% to	2.20%	0.04	% to	8.83%

Research Series - 2024	44,661	46.92	to	95.24	4,170,585	0.61%	1.20	% to	1.60%	17.01	% to	17.44%
Research Series - 2023	48,548	40.10	to	81.10	3,850,288	0.50%	1.20	% to	1.60%	20.53	% to	20.95%
Research Series - 2022	53,282	33.27	to	67.05	3,499,348	0.45%	1.20	% to	1.60%	-18.48	% to	-18.20%
Research Series - 2021	57,903	40.81	to	81.97	4,654,710	0.54%	1.20	% to	1.60%	22.85	% to	23.32%
Research Series - 2020	65,326	33.22	to	66.47	4,224,787	0.65%	1.20	% to	1.60%	14.79	% to	15.18%

Income Series II - 2024	40,048	20.75	to	23.74	947,436	3.93%	1.20	% to	1.60%	1.67	% to	1.98%
Income Series II - 2023	40,923	20.41	to	23.28	948,884	3.61%	1.20	% to	1.60%	5.92	% to	6.30%
Income Series II - 2022	42,055	19.27	to	21.90	917,016	3.24%	1.20	% to	1.60%	-15.04	% to	-14.72%
Income Series II - 2021	47,592	22.68	to	25.68	1,217,581	3.09%	1.20	% to	1.60%	-1.09	% to	-0.73%
Income Series II - 2020	46,658	22.93	to	25.87	1,202,074	3.59%	1.20	% to	1.60%	1.53	% to	8.11%

Income Series II SC - 2024	—	—	to	—	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
Income Series II SC - May 23, 2023 - June 26, 2023	—	15.57	to	15.57	—	0.00%	2.20	% to	2.20%	0.58	% to	0.58%
Income Series II SC - 2022	—	—	to	—	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
Income Series II SC - January 1, 2021- December 20, 2021	—	19.28	to	19.28	—	0.06%	1.20	% to	1.60%	-1.73	% to	-1.73%
Income Series II SC - 2020	180	19.62	to	19.62	3,524	3.40%	1.20	% to	1.60%	-5.17	% to	13.21%

Pioneer
Equity Income VCT - 2024	9,282	36.03	to	42.42	390,423	1.97%	1.20	% to	2.20%	9.41	% to	9.61%
Equity Income VCT - 2023	9,480	32.93	to	38.70	363,805	1.64%	1.20	% to	2.20%	5.68	% to	5.91%
Equity Income VCT - 2022	9,673	31.16	to	36.54	350,673	1.39%	1.20	% to	2.20%	-9.23	% to	-9.06%
Equity Income VCT - 2021	12,718	34.33	to	40.18	507,775	1.25%	1.20	% to	2.20%	23.58	% to	23.86%
Equity Income VCT - 2020	13,124	27.78	to	32.44	423,259	2.05%	1.20	% to	2.20%	-11.17	% to	14.18%

	At December 31			For the years ended December 31****
	Units	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Pioneer (cont’d)
Fund VCT - 2024	3,867	$42.56 to $48.19	$180,269	0.45%	1.20	% to	2.20%	20.40	% to	20.75%
Fund VCT - 2023	4,123	35.35 to 39.91	159,089	0.57%	1.20	% to	2.20%	26.61	% to	26.98%
Fund VCT - 2022	5,090	27.92 to 31.43	154,643	0.38%	1.20	% to	2.20%	-20.91	% to	-20.67%
Fund VCT - 2021	5,385	35.30 to 39.62	206,252	0.09%	1.20	% to	2.20%	25.67	% to	26.06%
Fund VCT - 2020	5,947	28.09 to 31.43	180,629	0.46%	1.20	% to	2.20%	-5.98	% to	27.45%

Mid Cap Value VCT - 2024	45,392	48.07 to 70.12	3,133,445	1.94%	1.20	% to	1.60%	9.20	% to	9.60%
Mid Cap Value VCT - 2023	46,926	44.02 to 63.98	2,958,029	1.95%	1.20	% to	1.60%	10.74	% to	11.11%
Mid Cap Value VCT - 2022	50,810	39.75 to 57.58	2,891,500	1.99%	1.20	% to	1.60%	-7.10	% to	-6.77%
Mid Cap Value VCT - 2021	57,005	42.79 to 61.76	3,481,562	0.97%	1.20	% to	1.60%	27.66	% to	28.11%
Mid Cap Value VCT - 2020	60,915	33.52 to 48.21	2,903,315	1.06%	1.20	% to	1.60%	0.57	% to	0.90%

Mid Cap Value VCT II - 2024	4,343	33.33 to 40.29	155,709	1.75%	1.25	% to	2.20%	8.21	% to	9.07%
Mid Cap Value VCT II - 2023	4,868	30.80 to 36.94	161,009	1.74%	1.25	% to	2.20%	9.73	% to	10.63%
Mid Cap Value VCT II - 2022	5,417	28.07 to 33.39	162,639	1.38%	1.25	% to	2.20%	-7.94	% to	-7.20%
Mid Cap Value VCT II - 2021	5,938	30.49 to 35.98	192,813	0.70%	1.25	% to	2.20%	26.57	% to	27.59%
Mid Cap Value VCT II - 2020	8,228	24.09 to 28.20	209,674	0.86%	1.25	% to	2.20%	-0.37	% to	-13.39%

Real Estate Shares VCT - 2024	—	— to —	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
Real Estate Shares VCT - January 1, 2023 - April 28, 2023	—	39.40 to 54.59	—	1.23%	1.20	% to	1.60%	-1.52	% to	4.94%
Real Estate Shares VCT - 2022	15,924	40.01 to 52.02	824,170	1.67%	1.20	% to	1.60%	-31.91	% to	-31.67%
Real Estate Shares VCT - 2021	21,189	58.76 to 76.13	1,606,731	1.08%	1.20	% to	1.60%	38.88	% to	39.36%
Real Estate Shares VCT - 2020	22,772	42.31 to 54.63	1,238,346	1.54%	1.20	% to	1.60%	-8.78	% to	-12.24%

Real Estate Shares VCT II - 2024	—	— to —	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
Real Estate Shares VCT II - January 1, 2023 - April 28, 2023	—	32.16 to 39.63	—	0.98%	1.25	% to	2.20%	-4.94	% to	1.72%
Real Estate Shares VCT II - 2022	1,958	33.83 to 38.96	71,860	1.50%	1.25	% to	2.20%	-32.43	% to	-31.98%
Real Estate Shares VCT II - 2021	2,148	50.07 to 57.28	115,526	1.00%	1.25	% to	2.20%	37.86	% to	38.79%
Real Estate Shares VCT II - 2020	2,276	36.32 to 41.27	88,499	1.41%	1.25	% to	2.20%	-6.92	% to	-11.42%

DWS

Bond - 2024	—	— to —	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
Bond - 2023	—	— to —	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
Bond - 2022	—	— to —	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
Bond - January 1, 2021- October 28, 2021	—	22.51 to 22.51	—	4.07%	1.40	% to	1.40%	-1.44	% to	-1.44%
Bond - 2020	837	22.84 to 22.84	19,117	2.76%	1.40	% to	1.40%	7.53	% to	7.53%

Global Opportunities - January 1, 2024 - June 17, 2024	—	23.54 to 48.31	—	2.21%	1.20	% to	2.20%	-1.91	% to	-1.58%
Global Opportunities - 2023	12,709	24.00 to 49.09	594,374	0.64%	1.20	% to	2.20%	21.89	% to	22.73%
Global Opportunities - 2022	15,058	19.69 to 40.00	577,060	0.22%	1.20	% to	2.20%	-25.67	% to	-25.14%
Global Opportunities - 2021	20,598	26.49 to 53.43	1,066,866	0.07%	1.20	% to	2.20%	12.48	% to	13.27%
Global Opportunities - 2020	21,685	23.55 to 47.17	991,789	0.49%	1.20	% to	2.20%	15.53	% to	18.40%

Core Equity VIP - January 1, 2024 - June 17, 2024	—	36.59 to 54.87	—	1.15%	1.20	% to	2.20%	12.88	% to	13.07%
Core Equity VIP - 2023	28,463	32.41 to 48.53	1,271,335	0.58%	1.20	% to	2.20%	23.23	% to	23.67%
Core Equity VIP - 2022	27,575	26.30 to 39.24	1,027,308	0.45%	1.20	% to	2.20%	-17.01	% to	-16.72%
Core Equity VIP - 2021	30,038	31.69 to 47.12	1,347,300	0.42%	1.20	% to	2.20%	23.02	% to	23.45%
Core Equity VIP - 2020	32,614	25.76 to 38.17	1,187,662	0.99%	1.20	% to	2.20%	11.02	% to	13.88%

International - 2024	69,702	12.65 to 20.61	1,431,072	3.33%	1.20	% to	1.60%	3.60	% to	1.23%
International - 2023	73,710	12.21 to 20.36	1,493,895	3.24%	1.20	% to	1.60%	17.07	% to	17.55%
International - 2022	80,906	10.43 to 17.32	1,395,805	2.86%	1.20	% to	1.60%	-14.51	% to	-14.26%
International - 2021	97,490	12.20 to 20.20	1,962,262	2.47%	1.20	% to	1.60%	7.58	% to	7.96%
International - 2020	101,912	11.34 to 18.71	1,899,136	3.14%	1.20	% to	1.60%	0.98	% to	1.35%

International B - 2024 - January 1, 2024 - June 17, 2024	—	12.67 to 12.67	—	6.19%	1.25	% to	2.20%	-0.31	% to	-0.31%
International B - 2023	272	12.71 to 12.71	3,458	4.87%	1.25	% to	2.20%	20.93	% to	17.03%
International B - 2022	1,000	10.51 to 10.86	10,615	2.79%	1.25	% to	2.20%	-14.69	% to	-14.56%
International B - 2021	1,030	12.32 to 12.71	12,827	1.80%	1.25	% to	2.20%	7.53	% to	15.03%
International B - 2020	1,624	10.71 to 11.82	18,331	2.91%	1.25	% to	2.20%	-27.66	% to	9.51%

Money Market - 2024	18,698	1.32 to 1.32	24,619	4.85%	1.40	% to	1.40%	3.13	% to	3.13%
Money Market - 2023	19,146	1.28 to 1.28	24,363	4.61%	1.40	% to	1.40%	4.07	% to	4.07%
Money Market - 2022	19,323	1.23 to 1.23	23,811	1.10%	1.40	% to	1.40%	-0.81	% to	-0.81%
Money Market - 2021	19,585	1.24 to 1.24	24,205	0.01%	1.40	% to	1.40%	-0.80	% to	-0.80%
Money Market - 2020	4,640	1.25 to 1.25	5,815	0.24%	1.40	% to	1.40%	-1.57	% to	-1.57%

Small Cap Index VIP - 2024	8,959	35.82 to 41.05	362,096	1.22%	1.20	% to	2.20%	9.01	% to	9.82%
Small Cap Index VIP - 2023	10,136	32.86 to 37.38	373,932	1.09%	1.20	% to	2.20%	14.57	% to	15.37%
Small Cap Index VIP - 2022	10,475	28.68 to 32.40	335,124	0.88%	1.20	% to	2.20%	-22.15	% to	-21.59%
Small Cap Index VIP - 2021	12,668	36.84 to 41.32	518,177	0.89%	1.20	% to	2.20%	12.35	% to	13.11%
Small Cap Index VIP - 2020	13,177	32.79 to 36.53	476,791	0.94%	1.20	% to	2.20%	-11.16	% to	23.92%

T. Rowe Price
Equity Income - 2024	99,232	30.64 to 95.97	7,904,811	1.83%	1.20	% to	2.20%	9.27	% to	10.13%
Equity Income - 2023	114,413	28.04to 87.14	8,293,060	2.03%	1.20	% to	2.20%	7.15	% to	8.01%
Equity Income - 2022	123,202	26.17 to 80.68	8,234,730	1.81%	1.20	% to	2.20%	-5.46	% to	-4.69%
Equity Income - 2021	135,736	27.68 to 84.65	9,531,887	1.59%	1.20	% to	2.20%	22.80	% to	23.79%
Equity Income - 2020	149,300	22.54 to 68.38	8,436,499	2.02%	1.20	% to	2.20%	-0.23	% to	-1.05%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***

T. Rowe Price (cont’d)
International Stock - 2024	127,434	$17.46	to	$28.50	$3,533,801	0.96%	1.20	% to	2.20%	0.92	% to	2.00%
International Stock - 2023	134,121	17.30	to	27.94	3,646,051	0.95%	1.20	% to	2.20%	13.74	% to	14.84%
International Stock - 2022	154,235	15.21	to	24.33	3,654,464	0.70%	1.20	% to	2.20%	-17.65	% to	-16.82%
International Stock - 2021	167,666	18.47	to	29.25	4,790,220	0.59%	1.20	% to	2.20%	-0.91	% to	0.10%
International Stock - 2020	177,401	18.64	to	29.22	5,045,369	0.53%	1.20	% to	2.20%	11.31	% to	11.95%

Limited-Term Bond - 2024	81,370	11.73	to	18.24	1,447,845	4.23%	1.20	% to	2.20%	2.89	% to	3.70%
Limited-Term Bond - 2023	86,480	11.40	to	17.59	1,479,950	3.23%	1.20	% to	2.20%	9.93	% to	3.11%
Limited-Term Bond - 2022	99,458	10.37	to	17.06	1,629,055	1.90%	1.20	% to	2.20%	-6.58	% to	-5.85%
Limited-Term Bond - 2021	119,950	11.10	to	18.12	2,082,000	1.36%	1.20	% to	2.20%	-2.12	% to	-1.25%
Limited-Term Bond - 2020	122,851	11.34	to	18.35	2,157,154	1.95%	1.20	% to	2.20%	2.44	% to	3.26%

All-Cap Opportunities Portfolio - 2024	31,815	68.91	to	173.78	4,840,652	0.07%	1.20	% to	2.20%	23.21	% to	23.40%
All-Cap Opportunities Portfolio - 2023	40,939	55.93	to	140.83	5,093,779	0.24%	1.20	% to	2.20%	27.00	% to	27.16%
All-Cap Opportunities Portfolio - 2022	49,134	44.04	to	110.75	4,792,949	0.00%	1.20	% to	2.20%	-22.72	% to	-22.61%
All-Cap Opportunities Portfolio - 2021	52,586	56.99	to	143.10	6,617,649	0.00%	1.20	% to	2.20%	18.93	% to	19.11%
All-Cap Opportunities Portfolio - 2020	58,668	47.92	to	120.14	6,206,356	0.00%	1.20	% to	2.20%	42.35	% to	51.60%

Moderate Allocation - 2024	61,029	31.43	to	63.25	3,732,038	2.31%	1.20	% to	2.20%	8.34	% to	8.73%
Moderate Allocation - 2023	66,504	29.01	to	58.17	3,747,092	2.29%	1.20	% to	2.20%	13.54	% to	13.97%
Moderate Allocation - 2022	72,054	25.55	to	51.04	3,544,808	1.47%	1.20	% to	2.20%	-19.55	% to	-19.29%
Moderate Allocation - 2021	76,191	31.76	to	63.24	4,647,279	0.98%	1.20	% to	2.20%	8.75	% to	16.08%
Moderate Allocation - 2020	82,170	27.36	to	58.15	4,613,257	1.29%	1.20	% to	2.20%	13.15	% to	18.85%

Morgan Stanley
VIF Emerging Markets Equity - 2024	14,528	24.71	to	40.07	393,376	1.37%	1.20	% to	2.20%	6.14	% to	7.17%
VIF Emerging Markets Equity - 2023	17,666	23.28	to	37.39	449,937	1.66%	1.20	% to	2.20%	10.28	% to	11.31%
VIF Emerging Markets Equity - 2022	18,495	21.11	to	33.59	426,526	0.40%	1.20	% to	2.20%	-26.24	% to	-25.54%
VIF Emerging Markets Equity - 2021	18,382	28.62	to	45.11	572,944	0.86%	1.20	% to	2.20%	1.38	% to	2.36%
VIF Emerging Markets Equity - 2020	19,621	28.23	to	44.07	601,356	1.21%	1.20	% to	2.20%	12.65	% to	13.76%

VIF Core Plus Fixed Income - 2024	—	—	to	—	—	0.00%	0.00	% to	0.00%	0.00	% to	0.00%
VIF Core Plus Fixed Income - January 1, 2023 - July 28, 2023	—	13.07	to	21.01	—	8.54%	1.20	% to	2.20%	1.32	% to	12.84%
VIF Core Plus Fixed Income - 2022	119,211	12.90	to	18.62	2,093,573	3.75%	1.20	% to	2.20%	-16.18	% to	-15.36%
VIF Core Plus Fixed Income - 2021	135,959	15.39	to	22.00	2,843,252	3.95%	1.20	% to	2.20%	-1.48	% to	-2.53%
VIF Core Plus Fixed Income - 2020	132,617	15.79	to	22.33	2,804,406	2.75%	1.20	% to	2.20%	-1.72	% to	5.48%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition date.